CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF OPERATION [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET (note 13)	$ 392,626	$ 184,016	$ 1,680,845	$ 1,159,309	$ 9,532,694	$ 9,925,320
IMPAIRMENT OF INVESTMENT					434,876	434,876
GENERAL AND ADMINISTRATIVE EXPENSES (note 14)	339,213	281,901	1,203,164	1,275,960	8,161,547	8,500,760
OPERATING LOSS	731,839	465,917	2,884,009	2,435,269	18,129,117	18,860,956
FINANCIAL INCOME	(72,244)	(6,954)	(13,126)	(33,232)	(207,158)	(279,402)
GAIN ON SALE OF INVESTMENT				(1,033,004)	(1,033,004)	(1,033,004)
Impairment of available for sales security			184,254	197,412	381,666	381,666
FINANCIAL EXPENSE	299,158	19,556	199,123	18,780	380,380	679,538
LOSS BEFORE TAXES ON INCOME	958,753	478,519	3,254,260	1,585,225	17,651,001	18,609,754
TAXES ON INCOME (note 15)			90,218	(23,980)	240,776	240,776
NET LOSS FOR THE PERIOD	958,753	478,519	3,344,478	1,561,245	17,891,777	18,850,530
OTHER COMPREHENSIVE INCOME, NET OF TAX
SUBSEQUENT INCREASE IN THE FAIR VALUE OF AVAILABLE FOR SALE SECURITIES PREVIOUSLY WRITTEN DOWN AS IMPAIRED	117,347	4,205				117,347
UNREALIZED GAIN ON AVAILABLE FOR SALE SECURITIES	118,521					118,521
TOTAL OTHER COMPREHENSIVE INCOME	235,868	4,205				235,868
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ 722,885	$ 474,314				$ 18,614,662
BASIC AND DILUTED LOSS PER COMMON SHARE	$ 0.14	$ 0.08	$ (0.57)	$ (0.29)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES USED IN COMPUTING BASIC AND DILUTED LOSS PER COMMON SHARE	6,826,896	5,842,803	5,884,595	5,417,278